UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen          Chapel Hill, North Carolina          May 20, 2009
---------------------      -----------------------------      ------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $ 273,362
                                        (thousands)

List of Other Included Managers:

     Form 13-F
No.  File Number         Name
---  -----------         -------------------------
1    028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS  SOLE       SHRD NONE
--------------                --------------    -----       -------  -------    --- ----  ----------     -----  ----       ---- ----
2020 CHINACAP ACQUIRCO INC    *W EXP 11/08/201  90212G117      682       90,000 SH        Shared-Defined  1         90,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    4,515   10,000,000 PRN       Shared-Defined  1     10,000,000
ADVANCED TECHNOLOGY ACQU COR  *W EXP 06/18/201  007556111      928      120,000 SH        Shared-Defined  1        120,000
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  02149U119      530       55,000 SH        Shared-Defined  1         55,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999   026874115    1,271      256,926 SH        Shared-Defined  1        256,926
AMERICAN MED SYS HLDGS INC    NOTE 3.250% 7/0   02744MAA6    3,714    4,500,000 PRN       Shared-Defined  1      4,500,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8    1,323    6,000,000 PRN       Shared-Defined  1      6,000,000
BRISTOW GROUP INC             NOTE 3.000% 6/1   110394AC7    4,165    7,050,000 PRN       Shared-Defined  1      7,050,000
CAPITOL ACQUISITION CORP DEL  *W EXP 11/08/201  14055E112      853       90,000 SH        Shared-Defined  1         90,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1    5,895   11,500,000 PRN       Shared-Defined  1     11,500,000
CELL THERAPEUTICS INC         NOTE 4.000% 7/0   150934AF4      314    1,900,000 PRN       Shared-Defined  1      1,900,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3      300    1,250,000 PRN       Shared-Defined  1      1,250,000
CENTURY ALUM CO               NOTE 1.750% 8/0   156431AE8    2,633    5,900,000 PRN       Shared-Defined  1      5,900,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9   12,623   45,950,000 PRN       Shared-Defined  1     45,950,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9    1,310    2,000,000 PRN       Shared-Defined  1      2,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1   165167CB1    3,343    6,469,000 PRN       Shared-Defined  1      6,469,000
CITIGROUP INC                 COM               172967101      127       50,000 SH  PUT   Shared-Defined  1          5,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6   11,373    9,650,000 PRN       Shared-Defined  1      9,650,000
COLUMBUS ACQUISITION CORP     *W EXP 05/18/201  198851115      530       67,000 SH        Shared-Defined  1         67,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3    2,936   14,018,000 PRN       Shared-Defined  1     14,018,000
CV THERAPEUTICS INC           NOTE 2.750% 5/1   126667AF1   14,625   13,000,000 PRN       Shared-Defined  1     13,000,000
CV THERAPEUTICS INC           NOTE 3.250% 8/1   126667AG9    4,155    4,200,000 PRN       Shared-Defined  1      4,200,000
DST SYS INC DEL               DBCV 8/1          233326AD9   12,225   13,750,000 PRN       Shared-Defined  1     13,750,000
ENDO PHARMACEUTICALS HLDGS I  NOTE 1.750% 4/1   29264FAA4    4,093    5,250,000 PRN       Shared-Defined  1      5,250,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2    1,718    5,432,000 PRN       Shared-Defined  1      5,432,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717    2,499      916,201 SH        Shared-Defined  1        916,201
GENERAL MTRS CORP             DEB SR CONV B     370442733      828      325,700 SH        Shared-Defined  1        325,700
GLOBAL CONSUMER ACQST CORP    *W EXP 11/27/201  378983118    1,610      170,000 SH        Shared-Defined  1        170,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117      379       50,000 SH        Shared-Defined  1         50,000
GSC ACQUISITION COMPANY       COM               40053G106      251       26,000 SH        Shared-Defined  1         26,000
GSC ACQUISITION COMPANY       *W EXP 06/25/201  40053G114    1,172      121,500 SH        Shared-Defined  1        121,500
HCC INS HLDGS INC             NOTE 1.300% 4/0   404132AB8    2,250    2,000,000 PRN       Shared-Defined  1      2,000,000
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  429086127      989      105,000 SH        Shared-Defined  1        105,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    7,423   10,870,000 PRN       Shared-Defined  1     10,870,000
HUMAN GENOME SCIENCES INC     NOTE 2.250%10/1   444903AK4    1,918    5,000,000 PRN       Shared-Defined  1      5,000,000
INVERNESS MED INNOVATIONS IN  PFD CONV SER B    46126P304    6,655       40,438 SH        Shared-Defined  1         40,438
JOHNSON CTLS INC              NOTE 6.500% 9/3   478366AS6    1,898    1,500,000 PRN       Shared-Defined  1      1,500,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1    3,067   11,000,000 PRN       Shared-Defined  1     11,000,000
KBL HEALTHCARE ACQUIS CORP I  COM               48241N107      130       16,900 SH        Shared-Defined  1         16,900
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201  48241N115    1,152      150,000 SH        Shared-Defined  1        150,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8    3,379    7,000,000 PRN       Shared-Defined  1      7,000,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2    2,306    3,500,000 PRN       Shared-Defined  1      3,500,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2    2,504    6,750,000 PRN       Shared-Defined  1      6,750,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2    2,877    4,000,000 PRN       Shared-Defined  1      4,000,000
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AG2    4,396    5,000,000 PRN       Shared-Defined  1      5,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0    3,117    6,650,000 PRN       Shared-Defined  1      6,650,000
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2    6,590   10,650,000 PRN       Shared-Defined  1     10,650,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2    7,132    9,000,000 PRN       Shared-Defined  1      9,000,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6   12,304   26,500,000 PRN       Shared-Defined  1     26,500,000
MYLAN INC                     PFD CONV          628530206      865        1,000 SH        Shared-Defined  1          1,000
NEWELL RUBBERMAID INC         COM               651229106      638      100,000 SH        Shared-Defined  1        100,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AE5      638      689,000 PRN       Shared-Defined  1        689,000
ON SEMICONDUCTOR CORP         COM               682189105    3,501      897,820 SH        Shared-Defined  1        897,820
OVERTURE ACQUISITION CORP     *W EXP 01/30/201  G6830P118    1,886      200,000 SH        Shared-Defined  1        200,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1    1,593    3,600,000 PRN       Shared-Defined  1      3,600,000
PIER 1 IMPORTS INC            COM               720279108      445      795,254 SH        Shared-Defined  1        795,254
RICHARDSON ELECTRS LTD        NOTE 7.750%12/1   763165AE7    2,178    2,640,000 PRN       Shared-Defined  1      2,640,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5    7,915   13,000,000 PRN       Shared-Defined  1     13,000,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9    7,911    7,500,000 PRN       Shared-Defined  1      7,500,000
THERAVANCE INC                NOTE 3.000% 1/1   88338TAA2    6,608    8,350,000 PRN       Shared-Defined  1      8,350,000
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1    9,068   10,500,000 PRN       Shared-Defined  1     10,500,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6    1,089    2,500,000 PRN       Shared-Defined  1      2,500,000
TRIPLECROWN ACQUISITION CORP  COM               89677G109    1,634      174,400 SH        Shared-Defined  1        174,400
TRIPLECROWN ACQUISITION CORP  *W EXP 10/22/201  89677G117    1,406      150,000 SH        Shared-Defined  1        150,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1   87305RAC3    3,187    5,000,000 PRN       Shared-Defined  1      5,000,000
VICTORY ACQUISITION CORP      COM               92644D100      891       90,000 SH        Shared-Defined  1         90,000
WELLS FARGO & CO NEW          PERP PFD CNV A    949746804      334          710 SH        Shared-Defined  1            710
XL CAP LTD                    CL A              G98255105    1,960      222,500 SH  CALL  Shared-Defined  1          2,225
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3    5,791   17,000,000 PRN       Shared-Defined  1     17,000,000

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